Note 7 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense

The table below presents the components of the income tax expense (in thousands):

	Year ended December 31,
	2022	2023	2024
Current income taxes	$(7,293)	$(7,227)	$(10,757)
Deferred income taxes	(1,542)	531	(6,884)
Income tax expense	$(8,835)	$(6,697)	$(17,642)

Reconciliation of Differences Between Expected Income Tax Expense Expressed as Accounting Profit Multiplied by Corporate Income Tax Rate and Actual Income Tax Expense	With Opera being headquartered in Norway and with a large share of the Group’s income being recognized by Opera Norway AS, a subsidiary domiciled in Norway, the reconciliation below explains the differences between the expected income tax expense expressed as the accounting profit multiplied by the corporate income tax rate in Norway of 22%, and Opera’s actual income tax expense (in thousands, except for percentages):

	Year ended December 31,
	2022		2023		2024
	Amount	Effective tax rate (1)	Amount	Effective tax rate (1)	Amount	Effective tax rate (1)
Income before income taxes	$23,870		$159,997		$98,412
Tax using the Norwegian tax rate of 22%	(5,251)	22.0%	(35,199)	22.0%	(21,651)	22.0%
Differences between computed tax rate and effective tax rate due to:
Different tax rates of subsidiaries operating in other jurisdictions	1,408	(5.9)	5,346	(3.3)	7,945	(8.1)
Changes in tax rates	21	(0.1)	(64)	—	2	—
Non-deductible expenses	(3,585)	15.0	(4,588)	2.9	(3,861)	3.9
Tax-exempt income	480	(2.0)	23,149	(14.5)	2,986	(3.0)
Foreign withholding taxes	299	(1.3)	270	(0.2)	(138)	0.1
Recognition and derecognition of deferred tax assets	(2,027)	8.5	4,848	(3.0)	(1,554)	1.6
Changes in estimates related to prior years	549	(2.3)	(67)	—	48	—
Movements in exchange rates	(729)	3.1	(391)	0.2	(1,419)	1.4
Income tax expense at effective tax rate	$(8,835)	37.0%	$(6,697)	4.2%	$(17,642)	17.9%

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(1)
Percentages have been rounded for presentation purposes and may differ from unrounded results.

Reconciliation of Deferred Taxes by Type of Temporary Differences

The following table shows a reconciliation of deferred taxes by type of temporary differences (in thousands):

	Property and equipment	Intangible assets	Trade receivables	Equity awards	Intra-group interest expenses carried forward	Tax losses carried forward	Other	Total
Net deferred tax asset (liability) as of January 1, 2023	$83	$(20,549)	$300	$—	$8,066	$5,399	$822	$(5,878)
Income (expense) recognized in the Statement of Operations	(121)	571	67	420	(418)	(152)	163	531
Expense recognized in the Statement of Comprehensive Income	—	—	—	—	—	—	(6)	(6)
Deferred tax benefit recognized in equity	—	—	—	3,674	—	—	—	3,674
Net deferred tax asset (liability) as of December 31, 2023	(38)	(19,978)	367	4,094	7,648	5,247	979	(1,679)
Income (expense) recognized in the Statement of Operations	(1,188)	568	(346)	(401)	(1,497)	(4,081)	61	(6,884)
Expense recognized in the Statement of Comprehensive Income	—	—	—	—	—	—	(55)	(55)
Deferred tax benefit recognized in equity	—	—	—	993	—	—	—	993
Net deferred tax asset (liability) as of December 31, 2024	$(1,226)	$(19,410)	$21	$4,686	$6,151	$1,166	$985	$(7,626)

Deferred Tax Assets and Liabilities

After offsetting deferred tax assets and liabilities within the same tax jurisdiction, the following amounts are presented in the Statement of Financial Position (in thousands):

	As of December 31,
	2023	2024
Deferred tax assets	$1,133	$1,063
Deferred tax liabilities	$2,813	$8,689